CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details)
shares in Millions, $ in Millions, $ in Billions
			1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Apr. 14, 2015 shares	Sep. 30, 2018 USD ($)	Dec. 31, 2016 ARS ($)
Comissão de Valores Mobiliários | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of contingent liabilities [line items]
Number of shares exceeding threshold for tender offer requirement | shares		5.2
Increase in capital				$ 1
Domestic Tax Authority | Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 57.8
Additional tax contingent liability			$ 25.4